Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Feb. 11, 2016	Feb. 10, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Line Items]
Interest	$ 51
Compensation	11,801
Income taxes payable	1,852
Other	1,915
Accrued liabilities	$ 15,619	$ 44,307
Predecessor
Accrued Liabilities [Line Items]
Interest				$ 1,125	$ 27,054
Compensation				8,360	21,012
Income taxes payable				8,901	18,268
Other				3,316	6,861
Accrued liabilities			$ 44,307	$ 21,702	$ 73,195